33. INSURANCE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of types of insurance contracts [abstract]
Schedule of amounts arising from insurance contracts

The risk assumptions adopted, due to their nature, are not part of the scope of an audit of the financial statements, and consequently were not examined by the external auditors.

	Coverage	Coverage period	Amount insured (1)	Annual premium (1)
Companhia Energética de Minas Gerais
Facilities in buildings	Fire	Jan. 8, 2021 to Jan. 8, 2022	R$8,661	R$2
Cemig Geração e Transmissão
Air transport / Aircraft	Fuselage Third party	April 29, 2020 to April 29, 2021 April 29, 2020 to April 29, 2021	US$1,140 US$4,000	US$24
Warehouse stores	Fire	Nov. 2, 2020 to Nov. 2, 2021	R$18,981	R$17
Buildings	Fire	Jan. 8, 2021 to Jan. 8, 2022	R$240,527	R$70
Telecoms equipment (3)	Fire	Jan. 8, 2020 to Jan. 8, 2021	R$2,650	R$2
Operational risk - Transformers above 15MVA and other power distribution equipment with value above R$1,000	(2)	Dec. 7, 2020 to Dec. 7, 2021	R$75,118	R$941

Cemig Distribuição
Air transport / Aircraft / Guimbal equipment	Fuselage Third party	April 29, 2020 to April 29, 2021	US$3,370 USS14,000	US$51
Warehouse stores	Fire	Nov. 2, 2020 to Nov. 2, 2021	R$74,575	R$68
Buildings	Fire	Jan. 8, 2021 to Jan. 8, 2022	R$616,157	R$179
Telecoms equipment (3)	Fire	Jul. 8, 2020 to Jul. 8, 2021	R$31,082	R$28
Operational risk – Transformers above 15MVA and other energy distribution equipment with value above R$ 1,000 (2)	Total	Dec. 7, 2020 to Dec. 7, 2021	R$545.062	R$717

Gasmig
Gas distribution network / Third party	Third party	Dec. 15, 2020 to Dec. 15, 2021	R$60,000	R$378
Own vehicle fleet (Operation)	Damage to third parties only	Jul. 7, 2020 to Jul. 7, 2021	R$500	R$3
Own vehicle fleet (Directors)	Full cover	Oct. 25, 2020 to Oct. 25, 2021	R$100	R$2
Facilities – multirisk	Robbery, theft and fire	Dec. 31, 2020 to Dec. 31, 2021	R$32,667	R$39

(1) Amounts expressed in R$ ‘000 or US$’000.

(2) Maximum indemnity limit: R$231

(3) Contracting of a new policy is in progress.